Vanguard® Mega Cap Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (1.2%)
	Linde plc	75,272	32,783
	Freeport-McMoRan Inc.	222,654	11,741
	Ecolab Inc.	39,846	9,252
	Air Products and Chemicals Inc.	34,497	9,200
	Dow Inc.	54,519	3,142
			66,118
Consumer Discretionary (13.5%)
*	Amazon.com Inc.	1,451,064	256,026
*	Tesla Inc.	420,170	74,824
	Costco Wholesale Corp.	68,861	55,770
	Home Depot Inc.	154,484	51,732
	Walmart Inc.	689,497	45,341
*	Netflix Inc.	67,170	43,098
	Walt Disney Co.	284,708	29,584
	McDonald's Corp.	112,078	29,016
	Booking Holdings Inc.	5,294	19,992
*	Uber Technologies Inc.	306,194	19,768
	Lowe's Cos. Inc.	89,263	19,753
	TJX Cos. Inc.	176,889	18,237
	NIKE Inc. Class B	188,937	17,958
	Starbucks Corp.	175,737	14,098
	Target Corp.	71,667	11,191
*	O'Reilly Automotive Inc.	9,181	8,844
*	Airbnb Inc. Class A	57,791	8,376
	Marriott International Inc. Class A	35,934	8,307
	General Motors Co.	179,106	8,058
	Ford Motor Co.	606,604	7,358
	Ross Stores Inc.	52,315	7,311
*	Chipotle Mexican Grill Inc.	2,137	6,688
*	Lululemon Athletica Inc.	17,864	5,573
	Estee Lauder Cos. Inc. Class A	34,343	4,237
	Hilton Worldwide Holdings Inc.	19,571	3,926
*	AutoZone Inc.	1,339	3,709
	Yum! Brands Inc.	21,842	3,002
	Las Vegas Sands Corp.	29,147	1,312
			783,089
Consumer Staples (4.6%)
	Procter & Gamble Co.	365,215	60,092
	Coca-Cola Co.	602,398	37,909
	PepsiCo Inc.	213,333	36,885
	Philip Morris International Inc.	240,962	24,429
	Mondelez International Inc. Class A	208,966	14,320
	Altria Group Inc.	273,689	12,658
	Colgate-Palmolive Co.	127,773	11,878
	CVS Health Corp.	195,332	11,642
	McKesson Corp.	20,407	11,624
	Kimberly-Clark Corp.	52,302	6,972
	Constellation Brands Inc. Class A	25,540	6,391
*	Monster Beverage Corp.	113,072	5,871
	Sysco Corp.	77,270	5,627
	Keurig Dr Pepper Inc.	157,436	5,392
	Kraft Heinz Co.	122,627	4,337
	General Mills Inc.	44,052	3,028
	Kenvue Inc.	148,606	2,868
	Hershey Co.	11,580	2,291
			264,214
Energy (3.6%)
	Exxon Mobil Corp.	696,345	81,653
	Chevron Corp.	278,354	45,177

Vanguard® Mega Cap Index Fund
		Shares	Market Value ($000)
	ConocoPhillips	182,556	21,264
	EOG Resources Inc.	90,037	11,214
	Marathon Petroleum Corp.	58,926	10,407
	Schlumberger NV	222,389	10,205
	Phillips 66	66,390	9,435
	Valero Energy Corp.	51,598	8,108
	Occidental Petroleum Corp.	95,543	5,972
	Williams Cos. Inc.	94,419	3,919
	Kinder Morgan Inc.	146,379	2,853
			210,207
Financials (9.9%)
*	Berkshire Hathaway Inc. Class B	264,090	109,439
	JPMorgan Chase & Co.	447,080	90,592
	Bank of America Corp.	1,038,672	41,536
	Wells Fargo & Co.	555,278	33,272
	Goldman Sachs Group Inc.	50,600	23,100
	S&P Global Inc.	48,731	20,833
	Progressive Corp.	90,902	19,197
	Morgan Stanley	190,366	18,625
	Citigroup Inc.	280,606	17,485
	Chubb Ltd.	62,901	17,035
	BlackRock Inc.	21,938	16,937
	Charles Schwab Corp.	219,999	16,121
	Marsh & McLennan Cos. Inc.	76,308	15,840
	Blackstone Inc.	111,659	13,455
	Intercontinental Exchange Inc.	88,888	11,902
	CME Group Inc.	55,881	11,343
	KKR & Co. Inc.	103,018	10,594
	US Bancorp	241,873	9,808
	PNC Financial Services Group Inc.	61,761	9,721
	Moody's Corp.	24,089	9,563
	Aon plc Class A (XNYS)	29,255	8,239
*	Berkshire Hathaway Inc. Class A	13	8,156
	Aflac Inc.	89,541	8,047
	Truist Financial Corp.	207,046	7,816
	Travelers Cos. Inc.	35,551	7,668
	Bank of New York Mellon Corp.	117,830	7,024
	MetLife Inc.	95,384	6,903
	American International Group Inc.	52,811	4,163
			574,414
Health Care (11.9%)
	Eli Lilly & Co.	132,741	108,893
	UnitedHealth Group Inc.	143,574	71,122
	Johnson & Johnson	373,881	54,837
	Merck & Co. Inc.	393,318	49,377
	AbbVie Inc.	274,192	44,211
	Thermo Fisher Scientific Inc.	59,184	33,615
	Abbott Laboratories	269,342	27,524
	Danaher Corp.	103,343	26,539
	Amgen Inc.	83,178	25,440
	Pfizer Inc.	876,463	25,120
*	Intuitive Surgical Inc.	54,695	21,994
	Elevance Health Inc.	36,118	19,449
*	Vertex Pharmaceuticals Inc.	40,099	18,259
	Stryker Corp.	53,125	18,120
*	Boston Scientific Corp.	227,728	17,209
	Medtronic plc	206,386	16,794
	Cigna Group	45,397	15,645
*	Regeneron Pharmaceuticals Inc.	15,916	15,600
	Bristol-Myers Squibb Co.	313,876	12,897
	Gilead Sciences Inc.	193,402	12,430
	Zoetis Inc.	63,956	10,844
	HCA Healthcare Inc.	30,787	10,460
	Becton Dickinson & Co.	44,852	10,404
*	Edwards Lifesciences Corp.	93,269	8,104
	Humana Inc.	18,717	6,703
*	IDEXX Laboratories Inc.	6,442	3,201
	Agilent Technologies Inc.	22,760	2,968
			687,759

Vanguard® Mega Cap Index Fund
		Shares	Market Value ($000)
Industrials (9.5%)
	Visa Inc. Class A	245,452	66,876
	Mastercard Inc. Class A	129,309	57,810
	Accenture plc Class A	97,331	27,475
	General Electric Co.	161,285	26,635
	Caterpillar Inc.	77,511	26,239
	RTX Corp.	205,945	22,203
	Union Pacific Corp.	94,661	22,039
	Eaton Corp. plc	61,986	20,632
	Honeywell International Inc.	101,238	20,469
	American Express Co.	78,634	18,872
	Lockheed Martin Corp.	37,515	17,645
*	Boeing Co.	94,710	16,821
	United Parcel Service Inc. Class B (XNYS)	112,814	15,673
	Automatic Data Processing Inc.	63,761	15,616
	Deere & Co.	41,293	15,475
*	Fiserv Inc.	91,603	13,718
	Trane Technologies plc	35,252	11,544
	General Dynamics Corp.	38,265	11,471
	Sherwin-Williams Co.	35,545	10,799
	Illinois Tool Works Inc.	44,015	10,685
	Parker-Hannifin Corp.	19,926	10,591
*	PayPal Holdings Inc.	166,325	10,477
	CSX Corp.	303,961	10,259
	Emerson Electric Co.	88,747	9,954
	Northrop Grumman Corp.	20,954	9,445
	FedEx Corp.	34,919	8,868
	3M Co.	85,788	8,591
	Norfolk Southern Corp.	35,074	7,885
	Capital One Financial Corp.	56,076	7,718
	Paychex Inc.	50,274	6,041
*	Block Inc. (XNYS)	86,181	5,522
	Johnson Controls International plc	52,885	3,803
*	GE Vernova Inc.	20,170	3,548
			551,399
Real Estate (1.0%)
	Prologis Inc.	143,574	15,864
	American Tower Corp.	72,348	14,161
	Equinix Inc.	14,687	11,206
	Crown Castle Inc.	67,359	6,904
	Public Storage	24,561	6,726
	Simon Property Group Inc.	24,039	3,637
			58,498
Technology (40.7%)
	Microsoft Corp.	1,153,327	478,781
	Apple Inc.	2,277,003	437,754
	NVIDIA Corp.	368,641	404,152
	Meta Platforms Inc. Class A	341,489	159,417
*	Alphabet Inc. Class A	909,555	156,898
*	Alphabet Inc. Class C	753,306	131,045
	Broadcom Inc.	72,671	96,547
*	Advanced Micro Devices Inc.	250,795	41,858
	QUALCOMM Inc.	173,229	35,347
	Salesforce Inc.	142,740	33,464
*	Adobe Inc.	70,152	31,201
	Oracle Corp.	256,016	30,003
	Applied Materials Inc.	129,158	27,779
	Texas Instruments Inc.	141,153	27,526
	Intuit Inc.	41,285	23,798
	International Business Machines Corp.	141,725	23,647
	Micron Technology Inc.	171,334	21,417
*	ServiceNow Inc.	31,818	20,902
	Intel Corp.	656,248	20,245
	Lam Research Corp.	20,360	18,984
	Analog Devices Inc.	76,978	18,051
	KLA Corp.	20,986	15,940
*	Palo Alto Networks Inc.	50,148	14,789
*	Synopsys Inc.	23,666	13,272
*	Cadence Design Systems Inc.	42,270	12,102

Vanguard® Mega Cap Index Fund
		Shares	Market Value ($000)
*	Crowdstrike Holdings Inc. Class A	35,333	11,083
	Roper Technologies Inc.	16,623	8,856
	TE Connectivity Ltd.	47,881	7,168
*	Workday Inc. Class A	32,454	6,862
*	Autodesk Inc.	33,202	6,694
*	Snowflake Inc. Class A	46,012	6,266
	Dell Technologies Inc. Class C	37,370	5,215
	Marvell Technology Inc.	67,097	4,617
*	Fortinet Inc.	50,659	3,005
			2,354,685
Telecommunications (2.1%)
	Cisco Systems Inc.	565,648	26,303
	Comcast Corp. Class A	615,022	24,619
	Verizon Communications Inc.	587,296	24,167
	AT&T Inc.	1,109,780	20,220
	T-Mobile US Inc.	82,896	14,504
*	Arista Networks Inc.	19,415	5,779
*	Charter Communications Inc. Class A	14,652	4,207
			119,799
Utilities (1.6%)
	NextEra Energy Inc.	314,110	25,135
	Southern Co.	169,418	13,577
	Waste Management Inc.	62,334	13,136
	Duke Energy Corp.	119,658	12,393
	Sempra	97,690	7,525
	American Electric Power Co. Inc.	79,951	7,216
	Republic Services Inc.	31,752	5,880
	Dominion Energy Inc.	64,939	3,501
	Exelon Corp.	77,139	2,897
			91,260
Total Common Stocks (Cost $3,539,612)			5,761,442
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund, 5.397% (Cost $15,627)	156,290	15,628
Total Investments (99.9%) (Cost $3,555,239)			5,777,070
Other Assets and Liabilities—Net (0.1%)			6,963
Net Assets (100%)			5,784,033
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	88	23,300	224
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for

Vanguard® Mega Cap Index Fund
liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.